Description of the Plan (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Feb. 28, 2026 USD ($)	Jan. 31, 2026 USD ($)	Feb. 28, 2025 USD ($)	Jan. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jan. 01, 2022 year
EBP, PR
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage					0.20
Employer contribution, matching, retirement age | year							65
Company matching contributions				$ 100
Employer contribution vesting percentage					100.00%
Forfeitures					$ 5	$ 5
Reduction of company contributions from forfeitures					$ 30
Basis spread on variable rate					0.01
Minimum loan amount					$ 1
Maximum loan, to total account, percentage					50.00%
Maximum loan amount					$ 50
General loan, loan term					5 years
Primary residence, loan term					15 years
Note receivable from participant, termination of employment, repayment period					90 days
EBP, PR | Subsequent Event
EBP, Description of Plan [Line Items]
Company matching contributions		$ 100
EBP, PR | Retirement Eligible Scenario One
EBP, Description of Plan [Line Items]
Employer contribution, matching, retirement age | year							62
Retirement eligible, minimum years of service							5 years
EBP, PR | Retirement Eligible Scenario Two
EBP, Description of Plan [Line Items]
Employer contribution, matching, retirement age | year							55
Retirement eligible, minimum years of service							10 years
EBP, PR | Minimum
EBP, Description of Plan [Line Items]
Maximum pre-tax annual compensation to total compensation, percentage					0.01
Maximum after-tax annual compensation to total compensation, percentage					1.00%
Interest rates					4.25%	4.25%
EBP, PR | Maximum
EBP, Description of Plan [Line Items]
Maximum pre-tax annual compensation to total compensation, percentage					0.20
Maximum after-tax annual compensation to total compensation, percentage					10.00%
Matching percentage					6.00%
Interest rates					9.50%	9.50%
EBP, PR | Contributions, Tranche One
EBP, Description of Plan [Line Items]
Matching percentage					3.00%
Participant compensation matched, percentage					100.00%
EBP, PR | Contributions, Tranche Two
EBP, Description of Plan [Line Items]
Matching percentage					3.00%
Participant compensation matched, percentage					50.00%
Pfizer Savings Plan - Retirement Savings Contribution
EBP, Description of Plan [Line Items]
Employer contribution, matching, retirement age | year							65
Company matching contributions			$ 1,200
Employer contribution vesting percentage					100.00%
Employer contribution vesting service period					3 years
Pfizer Savings Plan - Retirement Savings Contribution | Subsequent Event
EBP, Description of Plan [Line Items]
Company matching contributions	$ 1,300
Pfizer Savings Plan - Retirement Savings Contribution | Retirement Eligible Scenario One
EBP, Description of Plan [Line Items]
Employer contribution, matching, retirement age | year							62
Retirement eligible, minimum years of service							5 years
Pfizer Savings Plan - Retirement Savings Contribution | Retirement Eligible Scenario Two
EBP, Description of Plan [Line Items]
Employer contribution, matching, retirement age | year							55
Retirement eligible, minimum years of service							10 years